Warrants from Public Offering	12 Months Ended
Dec. 31, 2023
Warrants from Public Offering [Abstract]
Warrants from Public Offering

31. Warrants from Public Offering

On July 10, 2023, the Company closed a public offering of 43,750 common shares and 511,806 pre-funded warrants and accompanying common warrants to purchase up to 555,556 common shares, at a combined public offering price of $9.00 per share, pre-funded warrant and accompanying common warrant. The common warrants have an exercise price of CHF 8.00 per share, are exercisable immediately and expire five years from the date of issuance. The Company additionally granted 36,113 warrants to the Placement Agent with a strike price of CHF 10.0 and an exercise period of 5 years. As of December 31, 2023, all pre-funded warrants have been exercised for a total amount of $112,597 (CHF 102,361). The total gross proceeds from the offering amounted to $5,000,000 (CHF 4,444,445). Directly related transaction costs of $ 728,728 (CHF 639,873) were recorded as a deduction in equity. The fair value of each of the warrants issued was calculated using the Black-Scholes valuation model. The fair value calculation assumptions included volatility of 107.34 % and an annual risk-free rate of 4.25%. The total fair value of the warrants issued amounted to CHF 3,921,647 and has been recorded in equity as a cost of the offering.